UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21410

 THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
(Address of principal executive offices)

Weitz Investment Management, Inc.
The Weitz Funds
1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

 Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND

Schedule of Investments
June 30, 2015

Common Stocks - 81.8%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	8.6
Liberty Global plc - Series C* (c)		1,545,000	78,223,350
Liberty Broadband Corp. - Series C*		289,451	14,808,313

Broadcasting	6.5
Discovery Communications, Inc. - Class C*		1,160,000	36,052,800
Liberty Media Corp. - Series C*		960,000	34,464,000

Movies & Entertainment	5.1
Twenty-First Century Fox, Inc.
Class A		975,000	31,731,375
Class B		750,000	24,165,000

Internet & Catalog Retail	3.9
Liberty Interactive Corp. QVC Group - Series A*		1,540,000	42,735,000

Advertising	1.7
Omnicom Group, Inc.		260,500	18,102,145
	25.8		280,281,983

Health Care
Pharmaceuticals	8.7
Valeant Pharmaceuticals International, Inc.* (c)		290,000	64,423,500
Endo International plc* (c)		370,000	29,470,500

Health Care Services	6.0
Express Scripts Holding Co.*		430,000	38,244,200
Catamaran Corp.* (c)		260,000	15,880,800
Laboratory Corp. of America Holdings*		91,000	11,031,020
	14.7		159,050,020

Information Technology
IT Services	3.1
Accenture plc - Class A(c)		200,000	19,356,000
MasterCard Inc. - Class A		150,000	14,022,000

Internet Software & Services	3.0
Google, Inc.*
Class A		23,000	12,420,920
Class C		38,563	20,072,427

Communications Equipment	2.6
Motorola Solutions, Inc.		487,000	27,924,580

Software	2.3
Oracle Corp.		635,000	25,590,500
	11.0		119,386,427

Financials
Diversified Financial Services	4.7
Berkshire Hathaway, Inc. - Class B*		375,000	51,041,250

Insurance Brokers	2.7
Aon plc - Class A(c)		294,000	29,305,920

Diversified Banks	1.6
Wells Fargo & Co.		300,000	16,872,000
	9.0		97,219,170

		$ Principal
	% of Net	Amount or
Industrials	Assets	Shares	$ Value
Aerospace & Defense	5.5
TransDigm Group, Inc.*		135,000	30,330,450
Precision Castparts Corp.		145,000	28,981,150

Air Freight & Logistics	1.9
United Parcel Service, Inc. - Class B		215,000	20,835,650
	7.4		80,147,250

Energy
Oil & Gas Exploration & Production	6.2
Range Resources Corp.		775,000	38,269,500
Pioneer Natural Resources Co.		209,000	28,986,210

Oil & Gas Equipment & Services	1.0
Baker Hughes, Inc.		90,000	5,553,000
Halliburton Co.		128,000	5,512,960
	7.2		78,321,670

Materials
Fertilizers & Agricultural Chemicals	2.1
Monsanto Co.		210,000	22,383,900

Construction Materials	2.0
Martin Marietta Materials, Inc.		155,000	21,934,050

Industrial Gases	1.4
Praxair, Inc.		125,000	14,943,750
	5.5		59,261,700

Consumer Staples
Beverages	1.2
Diageo plc - Sponsored ADR(c)		115,000	13,344,600
Total Common Stocks (Cost $594,551,103)			887,012,820

Cash Equivalents - 18.6%

U.S. Treasury Bills, 0.004% to 0.02%, 7/02/15 to 9/24/15(a)		185,000,000	185,000,655

Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(b)		16,817,251	16,817,251
Total Cash Equivalents (Cost $201,815,198)			201,817,906
Total Investments in Securities (Cost $796,366,301)			1,088,830,726
Other Liabilities in Excess of Other Assets - (0.4%)			(4,185,937)
Net Assets - 100%			1,084,644,789
Net Asset Value Per Share - Investor Class			43.15
Net Asset Value Per Share - Institutional Class			43.23

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2015.
(c) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

PARTNERS VALUE FUND

Schedule of Investments
June 30, 2015

Common Stocks - 82.1%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	8.3
Liberty Global plc - Series C* (c)		1,205,000	61,009,150
Liberty Broadband Corp.*
Series A		165,000	8,410,050
Series C		300,000	15,348,000

Broadcasting	7.5
Liberty Media Corp.*
Series A		415,000	14,956,600
Series C		1,000,000	35,900,000
Discovery Communications, Inc. - Class C*		825,000	25,641,000

Textiles, Apparel & Luxury Goods	4.7
Fossil Group, Inc.*		350,000	24,276,000
Iconix Brand Group, Inc.*		950,000	23,721,500

Internet & Catalog Retail	3.3
Liberty Interactive Corp. QVC Group - Series A*		1,200,000	33,300,000

Movies & Entertainment	3.1
Twenty-First Century Fox, Inc. - Class B		1,000,000	32,220,000

Hotels, Restaurants & Leisure	1.8
Interval Leisure Group, Inc.		825,000	18,851,250
	28.7		293,633,550

Financials
Insurance Brokers	5.1
Aon plc - Class A(c)		250,000	24,920,000
Willis Group Holdings Ltd.(c)		325,000	15,242,500
Brown & Brown, Inc.		375,000	12,322,500

Diversified Financial Services	4.7
Berkshire Hathaway, Inc. - Class B*		350,000	47,638,500

Mortgage REITs	2.6
Redwood Trust, Inc.		1,700,000	26,690,000

Diversified Banks	2.0
Wells Fargo & Co.		370,000	20,808,800
	14.4		147,622,300

Health Care
Health Care Services	6.6
Express Scripts Holding Co.*		320,000	28,460,800
Laboratory Corp. of America Holdings*		225,000	27,274,500
Catamaran Corp.* (c)		200,000	12,216,000

Pharmaceuticals	5.0
Valeant Pharmaceuticals International, Inc.* (c)		160,000	35,544,000
Endo International plc* (c)		190,000	15,133,500
	11.6		118,628,800

Information Technology
Internet Software & Services	3.3
Google, Inc.*
Class A		20,000	10,800,800
Class C		26,673	13,883,563
XO Group, Inc.*		525,000	8,583,750

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Communications Equipment	2.2
Motorola Solutions, Inc.		400,000	22,936,000

Software	2.1
Oracle Corp.		525,000	21,157,500

Semiconductors & Semiconductor Equipment	2.0
Texas Instruments, Inc.		400,000	20,604,000

Electronic Equipment, Instruments & Components	1.8
FLIR Systems, Inc.		600,000	18,492,000
	11.4		116,457,613

Industrials
Aerospace & Defense	3.5
Precision Castparts Corp.		100,000	19,987,000
TransDigm Group, Inc.*		70,000	15,726,900

Commercial Services & Supplies	1.2
The ADT Corp.		375,000	12,588,750

Machinery	1.2
Allison Transmission Holdings, Inc.		423,099	12,379,877
	5.9		60,682,527

Energy
Oil & Gas Exploration & Production	4.6
Range Resources Corp.		590,000	29,134,200
Pioneer Natural Resources Co.		125,000	17,336,250
	4.6		46,470,450

Consumer Staples
Personal Products	1.8
Avon Products, Inc.		3,000,000	18,780,000

Food Products	1.0
Post Holdings, Inc.*		180,400	9,728,972
	2.8		28,508,972
Materials
Construction Materials	2.7
Martin Marietta Materials, Inc.		195,000	27,594,450
Total Common Stocks (Cost $600,950,115)			839,598,662

Cash Equivalents - 17.9%

U.S. Treasury Bills, 0.004% to 0.02%, 7/02/15 to 9/17/15(a)		170,000,000	170,000,535

Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(b)		13,091,758	13,091,758
Total Cash Equivalents (Cost $183,089,992)			183,092,293
Total Investments in Securities (Cost $784,040,107)			1,022,690,955
Other Assets Less Other Liabilities - 0.0%			305,339
Net Assets - 100%			1,022,996,294
Net Asset Value Per Share - Investor Class			32.21
Net Asset Value Per Share - Institutional Class			32.27

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2015.
(c) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only.  Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.  Current and future portfolio holdings are subject to risk.

PARTNERS III OPPORTUNITY FUND

Schedule of Investments
June 30, 2015

Common Stocks - 94.0%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	11.7
Liberty Global plc - Series C* (c) (d)		1,500,000	75,945,000
Liberty Broadband Corp.* (c)
Series A		135,000	6,880,950
Series C		680,000	34,788,800

Broadcasting	10.9
Liberty Media Corp.* (c)
Series A		540,000	19,461,600
Series C		1,600,000	57,440,000
Discovery Communications, Inc. - Class C*		916,000	28,469,280
Cumulus Media, Inc. - Class A*		2,400,000	4,872,000

Internet & Catalog Retail	6.4
Liberty Interactive Corp. QVC Group - Series A* (c)		1,325,000	36,768,750
Liberty Ventures - Series A* (c)		700,000	27,489,000

Textiles, Apparel & Luxury Goods	3.9
Iconix Brand Group, Inc.*		1,000,000	24,970,000
Fossil Group, Inc.*		200,000	13,872,000

Hotels, Restaurants & Leisure	2.1
Interval Leisure Group, Inc.		930,000	21,250,500

Movies & Entertainment	2.0
Live Nation Entertainment, Inc.*		400,000	10,996,000
Twenty-First Century Fox, Inc. - Class B		300,000	9,666,000

Advertising	1.5
National CineMedia, Inc.		930,635	14,852,934
	38.5		387,722,814

Financials
Diversified Financial Services	7.7
Berkshire Hathaway, Inc. - Class B* (c)		570,000	77,582,700

Mortgage REITs	2.6
Redwood Trust, Inc.(c)		1,700,000	26,690,000

Diversified Banks	2.2
Wells Fargo & Co.(c)		400,000	22,496,000

Office REITs	0.7
Equity Commonwealth*		260,000	6,674,200
	13.2		133,442,900

Industrials
Aerospace & Defense	7.6
TransDigm Group, Inc.* (c)		250,000	56,167,500
Precision Castparts Corp.(c)		100,000	19,987,000

Transportation Infrastructure	3.3
Wesco Aircraft Holdings, Inc.*		2,200,000	33,330,000

Commercial Services & Supplies	1.6
The ADT Corp.		500,000	16,785,000

Machinery	0.7
Intelligent Systems Corp. * # †		2,270,000	6,741,900
	13.2		133,011,400

	% of Net
Health Care	Assets	Shares	$ Value
Pharmaceuticals	6.2
Valeant Pharmaceuticals International, Inc.* (c) (d)		200,000	44,430,000
Endo International plc* (c) (d)		230,000	18,319,500

Health Care Services	4.5
Laboratory Corp. of America Holdings* (c)		200,000	24,244,000
Express Scripts Holding Co.* (c)		230,000	20,456,200
	10.7		107,449,700

Information Technology
Internet Software & Services	4.8
Google, Inc.* (c)
Class A		10,000	5,400,400
Class C		40,000	20,820,400
Angie's List, Inc.*		1,800,000	11,088,000
XO Group, Inc.*		650,000	10,627,500

Semiconductors & Semiconductor Equipment	2.0
Texas Instruments, Inc.(c)		400,000	20,604,000

IT Services	1.5
MasterCard Inc. - Class A(c)		160,000	14,956,800
	8.3		83,497,100

Energy
Oil & Gas Exploration & Production	3.1
Range Resources Corp.(c)		350,000	17,283,000
Pioneer Natural Resources Co.		100,000	13,869,000

Oil & Gas Equipment & Services	2.3
Core Laboratories N.V.(c) (d)		200,000	22,808,000
	5.4		53,960,000

Materials
Construction Materials	2.5
Martin Marietta Materials, Inc.(c)		180,000	25,471,800

Consumer Staples
Personal Products	2.2
Avon Products, Inc.(c)		3,500,000	21,910,000
Total Common Stocks (Cost $673,869,230)			946,465,714

		$ Principal
Cash Equivalents - 4.8%		Amount
		or Shares	$ Value
U.S. Treasury Bills, 0.01%, 7/09/15 to 9/24/15(a)		43,000,000	43,000,092

Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(b)		5,281,348	5,281,348
Total Cash Equivalents (Cost $48,281,073)			48,281,440
Total Investments in Securities (Cost $722,150,303)			994,747,154
Due From Broker(c) - 28.6%			288,138,958
Securities Sold Short - (27.1%)			(273,124,500)
Options Written - (0.1%)			(495,000)
Other Liabilities in Excess of Other Assets - (0.2%)			(2,388,609)
Net Assets - 100%			1,006,878,003
Net Asset Value Per Share - Investor Class			15.21
Net Asset Value Per Share - Institutional Class			15.41

Securities Sold Short - (27.1%)

Ishares Russell 2000 Fund		600,000	(74,916,000)
Ishares Russell Midcap Fund		250,000	(42,577,500)
PowerShares QQQ Trust, Series 1		300,000	(32,121,000)
SPDR S&P 500 ETF Trust		600,000	(123,510,000)
Total Securities Sold Short (proceeds $251,008,156)			(273,124,500)

	Expiration	Shares
Options Written* - (0.1%)	date /	subject
	Strike price	to option
Covered Call Options
Valeant Pharmaceuticals International, Inc.	Oct. 2015 / $240	50,000	(495,000)
(premiums received $948,733)

* Non-income producing
† Controlled affiliate
# Illiquid and/or restricted security.
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2015.
(c) Fully or partially pledged as collateral on securities sold short and options written.
(d) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

RESEARCH FUND

Schedule of Investments
June 30, 2015

Common Stocks - 85.9%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	10.2
Liberty Global plc - Series C* (b)		32,850	1,663,196
Liberty Broadband Corp. - Series C*		10,268	525,311
Comcast Corp. - Class A Special		6,500	389,610

Textiles, Apparel & Luxury Goods	8.0
Fossil Group, Inc.*		18,123	1,257,011
Iconix Brand Group, Inc.*		17,000	424,490
The Swatch Group Ltd - Unsponsored ADR(b)		18,000	349,569

Broadcasting	5.1
Liberty Media Corp. - Series C*		25,050	899,295
Discovery Communications, Inc. - Class C*		12,500	388,500

Advertising	4.5
National CineMedia, Inc.		49,912	796,596
Omnicom Group, Inc.		5,206	361,765

Internet & Catalog Retail	4.1
Liberty Interactive Corp. QVC Group - Series A*		37,820	1,049,505

Movies & Entertainment	3.1
Twenty-First Century Fox, Inc.
Class A		20,540	668,474
Class B		3,500	112,770

Hotels, Restaurants & Leisure	1.4
Interval Leisure Group, Inc.		15,213	347,617
	36.4		9,233,709

Information Technology
Internet Software & Services	9.4
Angie's List, Inc.*		249,362	1,536,070
XO Group, Inc.*		28,915	472,760
Google, Inc.*
Class A		300	162,012
Class C		420	218,614

Communications Equipment	2.8
Motorola Solutions, Inc.		12,417	711,991

Software	1.9
ACI Worldwide, Inc.*		20,000	491,400

IT Services	1.3
Accenture plc - Class A(b)		3,300	319,374
	15.4		3,912,221

Health Care
Pharmaceuticals	4.2
Valeant Pharmaceuticals International, Inc.* (b)		4,770	1,059,655

Health Care Services	3.3
Catamaran Corp.* (b)		1,390	84,901
Express Scripts Holding Co.*		8,458	752,255
	7.5		1,896,811

	% of Net
Industrials	Assets	Shares	$ Value
Trading Companies & Distributors	3.8
MRC Global Inc.*		63,110	974,418

Commercial Services & Supplies	2.1
The ADT Corp.		15,500	520,335

Machinery	1.5
Allison Transmission Holdings, Inc.		13,000	380,380
	7.4		1,875,133

Energy
Oil & Gas Exploration & Production	7.0
Range Resources Corp.		35,918	1,773,631

Financials
Diversified Financial Services	2.9
Berkshire Hathaway, Inc. - Class B*		5,370	730,911

Office REITs	1.7
Equity Commonwealth*		17,000	436,390

Insurance Brokers	1.4
Brown & Brown, Inc.		11,079	364,056
	6.0		1,531,357

Consumer Staples
Food Products	2.8
Post Holdings, Inc.*		13,000	701,090

Personal Products	1.7
Avon Products, Inc.		70,000	438,200
	4.5		1,139,290

Materials
Fertilizers & Agricultural Chemicals	1.7
Monsanto Co.		4,000	426,360
Total Common Stocks (Cost $20,059,813)			21,788,512

Cash Equivalents - 14.2%

Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(a)		3,591,865	3,591,865
Total Cash Equivalents (Cost $3,591,865)			3,591,865
Total Investments in Securities (Cost $23,651,678)			25,380,377
Other Liabilities in Excess of Other Assets - (0.1%)			(14,756)
Net Assets - 100%			25,365,621
Net Asset Value Per Share			11.04

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at June 30, 2015.
(b) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

HICKORY FUND

Schedule of Investments
June 30, 2015

Common Stocks - 84.3%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	7.4
Liberty Global plc - Series C* (c)		360,000	18,226,800
Liberty Broadband Corp.*
Series A		70,000	3,567,900
Series C		175,000	8,953,000

Textiles, Apparel & Luxury Goods	5.7
Iconix Brand Group, Inc.*		500,000	12,485,000
Fossil Group, Inc.*		160,000	11,097,600

Internet & Catalog Retail	5.6
Liberty Interactive Corp. QVC Group - Series A*		550,000	15,262,500
Liberty Ventures - Series A*		198,856	7,809,075

Broadcasting	3.5
Liberty Media Corp.*
Series A		110,000	3,964,400
Series C		220,000	7,898,000
Cumulus Media, Inc. - Class A*		1,200,000	2,436,000

Advertising	3.1
National CineMedia, Inc.		815,319	13,012,491

Hotels, Restaurants & Leisure	2.7
Interval Leisure Group, Inc.		482,051	11,014,866

Movies & Entertainment	2.0
Live Nation Entertainment, Inc.*		300,000	8,247,000
	30.0		123,974,632

Financials
Insurance Brokers	6.7
Brown & Brown, Inc.		520,000	17,087,200
Willis Group Holdings Ltd.(c)		225,000	10,552,500

Mortgage REITs	2.9
Redwood Trust, Inc.		775,000	12,167,500

Office REITs	1.6
Equity Commonwealth*		260,000	6,674,200
	11.2		46,481,400

Industrials
Aerospace & Defense	3.5
TransDigm Group, Inc.*		65,000	14,603,550

Commercial Services & Supplies	3.1
The ADT Corp.		380,000	12,756,600

Machinery	2.5
Allison Transmission Holdings, Inc.		350,000	10,241,000

Transportation Infrastructure	2.1
Wesco Aircraft Holdings, Inc.*		573,205	8,684,056
	11.2		46,285,206

Health Care
Health Care Services	4.8
Laboratory Corp. of America Holdings*		105,000	12,728,100
Catamaran Corp.* (c)		115,000	7,024,200

Pharmaceuticals	3.9
Endo International plc* (c)		110,000	8,761,500

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Prestige Brands Holdings, Inc.*		160,000	7,398,400
	8.7		35,912,200

Information Technology
Internet Software & Services	4.8
XO Group, Inc.*		650,000	10,627,500
Angie's List, Inc.*		1,500,000	9,240,000

Software	2.5
ACI Worldwide, Inc.*		425,000	10,442,250

Electronic Equipment, Instruments & Components	1.1
FLIR Systems, Inc.		150,000	4,623,000
	8.4		34,932,750

Energy
Oil & Gas Equipment & Services	2.5
Core Laboratories N.V.(c)		90,000	10,263,600

Oil & Gas Refining & Marketing	2.3
World Fuel Services Corp.		200,000	9,590,000

Oil & Gas Exploration & Production	1.8
Range Resources Corp.		150,000	7,407,000
	6.6		27,260,600

Consumer Staples
Personal Products	2.1
Avon Products, Inc.		1,400,000	8,764,000

Food Products	1.7
Post Holdings, Inc.*		131,500	7,091,795
	3.8		15,855,795

Materials
Construction Materials	3.1
Martin Marietta Materials, Inc.		90,000	12,735,900

Telecommunication Services
Diversified Telecommunication Services	1.3
LICT Corp.* #		1,005	5,427,000
Total Common Stocks (Cost $249,140,587)			348,865,483

Cash Equivalents - 15.8%

U.S. Treasury Bills, 0.004% to 0.02%, 7/02/15 to 9/24/15(a)		61,000,000	61,000,239

Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(b)		4,601,601	4,601,601
Total Cash Equivalents (Cost $65,601,000)			65,601,840
Total Investments in Securities (Cost $314,741,587)			414,467,323
Other Liabilities in Excess of Other Assets - (0.1%)			(364,144)
Net Assets - 100%			414,103,179
Net Asset Value Per Share			52.64

* Non-income producing
# Illiquid and/or restricted security.
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2015.
(c) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only.  Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.  Current and future portfolio holdings are subject to risk.

BALANCED FUND

Schedule of Investments
June 30, 2015

Common Stocks - 51.3%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Advertising	3.2
National CineMedia, Inc.		125,000	1,995,000
Omnicom Group, Inc.		22,500	1,563,525

Movies & Entertainment	2.5
Twenty-First Century Fox, Inc. - Class B		90,000	2,899,800

Broadcasting	2.5
Discovery Communications, Inc. - Class C*		90,000	2,797,200

Cable & Satellite	2.4
Liberty Global plc - Series C* (e)		55,000	2,784,650

Internet & Catalog Retail	2.4
Liberty Interactive Corp. QVC Group - Series A*		100,000	2,775,000
	13.0		14,815,175

Financials
Insurance Brokers	5.4
Brown & Brown, Inc.		75,000	2,464,500
Aon plc - Class A(e)		20,000	1,993,600
Willis Group Holdings Ltd.(e)		35,775	1,677,848

Diversified Financial Services	2.7
Berkshire Hathaway, Inc. - Class B*		22,500	3,062,475

Mortgage REITs	2.1
Redwood Trust, Inc.		150,000	2,355,000

Office REITs	1.0
Equity Commonwealth*		45,000	1,155,150
	11.2		12,708,573

Information Technology
Internet Software & Services	1.7
Google, Inc. - Class C*		3,810	1,983,143

IT Services	1.7
Accenture plc - Class A(e)		20,000	1,935,600

Electronic Equipment, Instruments & Components	1.5
FLIR Systems, Inc.		55,000	1,695,100

Semiconductors & Semiconductor Equipment	1.5
Texas Instruments, Inc.		32,500	1,674,075

Software	1.4
Oracle Corp.		40,000	1,612,000

Communications Equipment	1.3
Motorola Solutions, Inc.		25,000	1,433,500
	9.1		10,333,418

Health Care
Health Care Services	4.7
Laboratory Corp. of America Holdings*		21,491	2,605,139
Express Scripts Holding Co.*		20,000	1,778,800
Catamaran Corp.* (e)		15,000	916,200
	4.7		5,300,139

		$ Principal
	% of Net	Amount
Energy	Assets	or Shares	$ Value
Oil & Gas Exploration & Production	3.5
Range Resources Corp.		50,000	2,469,000
Pioneer Natural Resources Co.		11,000	1,525,590

Oil & Gas Equipment & Services	1.0
Core Laboratories N.V.(e)		10,000	1,140,400
	4.5		5,134,990

Industrials
Aerospace & Defense	2.1
Precision Castparts Corp.		12,000	2,398,440

Air Freight & Logistics	1.3
United Parcel Service, Inc. - Class B		15,000	1,453,650
	3.4		3,852,090

Consumer Staples
Beverages	3.0
Diageo plc - Sponsored ADR(e)		16,000	1,856,640
Anheuser-Busch InBev SA/NV - Sponsored ADR(e)		13,000	1,568,710
	3.0		3,425,350

Materials
Construction Materials	1.2
Martin Marietta Materials, Inc.		10,000	1,415,100

Fertilizers & Agricultural Chemicals	1.2
Monsanto Co.		12,500	1,332,375
	2.4		2,747,475
Total Common Stocks (Cost $46,952,476)			58,317,210

Corporate Bonds - 8.5%

Berkshire Hathaway, Inc. (Finance Corp.)
0.95% 8/15/16		1,000,000	1,002,264
2.0% 8/15/18		500,000	507,395

Comcast Corp. 4.95% 6/15/16		193,000	200,629

Equity Commonwealth 6.25% 6/15/17		500,000	527,637

Markel Corp.
7.125% 9/30/19		1,014,000	1,187,677
4.9% 7/01/22		400,000	429,146

Range Resources Corp. 6.75% 8/01/20		975,000	1,007,906

U.S. Bancorp 2.2% 11/15/16		750,000	763,074

U.S. Bank, N.A. 2.282% 4/29/20 Floating Rate		1,500,000	1,503,248

Verizon Communications, Inc. 2.5% 9/15/16		857,000	871,162

Wells Fargo & Co. 4.6% 4/01/21		1,250,000	1,370,389

Wells Fargo Bank, N.A. 0.486% 5/16/16 Floating Rate		250,000	249,375
Total Corporate Bonds (Cost $9,574,345)			9,619,902

Corporate Convertible Bonds - 0.8%	$ Principal
	Amount	$ Value
Redwood Trust, Inc. 5.625% 11/15/19(d) (Cost $995,531)	1,000,000	961,875

Asset-Backed Securities - 0.4%(c)

Cabela's Master Credit Card Trust (CABMT)
2011-2A CL A2 — 0.7855% 2019 Floating Rate
(0.9 years)(d) (Cost $500,000)	500,000	501,142

Commercial Mortgage-Backed Securities - 0.9%(c)

Oaktree Real Estate Investments/Sabal (ORES)
2014-LV3 CL A — 3.0% 2024 (0.2 years)(d)	240,637	240,637

Redwood Commercial Mortgage Corp. (RCMC)
2012-CRE1 CL A — 5.62346% 2044 (1.0 years)(d)	529,209	541,281

Varde / First City (VFCP)
2015-3 CL A — 2.75% 2031 (0.7 years)(d)	221,350	221,213
Total Commercial Mortgage-Backed Securities (Cost $994,649)		1,003,131

Mortgage-Backed Securities - 3.5%(c)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3649 CL BW — 4.0% 2025 (3.1 years)	167,018	177,311

Pass-Through Securities
J14649 — 3.5% 2026 (3.6 years)	202,561	213,633
E02948 — 3.5% 2026 (3.7 years)	356,404	376,750
J16663 — 3.5% 2026 (3.7 years)	207,706	219,526
		987,220

Federal National Mortgage Association
Collateralized Mortgage Obligations
2002-91 CL QG — 5.0% 2018 (1.0 years)	76,079	78,811
2003-9 CL DB — 5.0% 2018 (1.1 years)	83,250	86,546

Pass-Through Securities
MA0464 — 3.5% 2020 (1.9 years)	247,743	261,425
995755 — 4.5% 2024 (2.8 years)	40,657	43,467
AR8198 — 2.5% 2023 (2.8 years)	333,165	341,653
MA1502 — 2.5% 2023 (2.9 years)	285,497	292,747
AB1769 — 3.0% 2025 (3.7 years)	192,413	199,919
AB3902 — 3.0% 2026 (4.0 years)	340,646	353,861
AK3264 — 3.0% 2027 (4.0 years)	266,321	276,657
		1,935,086

Government National Mortgage Association
Pass-Through Securities
G2 5255 — 3.0% 2026 (4.0 years)	356,976	373,338

Non-Government Agency
Collateralized Mortgage Obligations
J.P. Morgan Mortgage Trust (JPMMT)
2014-5 CL A1 — 3.0% 2029 (5.8 years)(d)	446,075	456,238

Sequoia Mortgage Trust (SEMT)
2011-1 CL A1 — 4.125% 2041 (0.7 years)	18,295	18,493
2010-H1 CL A1 — 2.02267% 2040 Variable Rate (1.2 years)	47,386	47,090
2012-1 CL 1A1 — 2.865% 2042 (5.2 years)	121,804	122,498
		644,319
Total Mortgage-Backed Securities (Cost $3,828,018)		3,939,963

	$ Principal
U.S. Treasury Notes - 20.7%	Amount
	or Shares	$ Value
U.S. Treasury Notes
0.375% 2/15/16	2,500,000	2,503,320
1.0% 9/30/16	2,000,000	2,015,312
0.875% 11/30/16	2,000,000	2,011,876
0.875% 2/28/17	2,000,000	2,010,938
0.625% 5/31/17	2,000,000	1,999,844
0.625% 8/31/17	2,000,000	1,996,718
0.625% 11/30/17	3,000,000	2,987,343
0.75% 2/28/18	2,000,000	1,992,188
1.0% 5/31/18	2,000,000	2,000,782
1.5% 8/31/18	2,000,000	2,026,250
1.25% 11/30/18	2,000,000	2,005,156
Total U.S. Treasury Notes (Cost $23,427,346)		23,549,727

Cash Equivalents - 13.3%

U.S. Treasury Bills, 0.004% to 0.02%, 7/09/15 to 9/17/15(a)	14,000,000	14,000,055

Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(b)	1,151,120	1,151,120
Total Cash Equivalents (Cost $15,150,962)		15,151,175
Total Investments in Securities (Cost $101,423,327)		113,044,125
Other Assets Less Other Liabilities — 0.6%		678,519
Net Assets - 100%		113,722,644
Net Asset Value Per Share		13.37

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2015.
(c) Number of years indicated represents estimated average life.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.  Current and future portfolio holdings are subject to risk.

CORE PLUS INCOME FUND

Schedule of Investments
June 30, 2015

Corporate Bonds - 43.6%	$ Principal
	Amount	$ Value
American Express Credit Corp. 2.25% 8/15/19	150,000	150,341

Antero Resources Corp. 6.0% 12/01/20	100,000	101,000

American Realty Capital Properties Operating Partnership LP
2.0% 2/06/17	200,000	194,500
3.0% 2/06/19	200,000	190,250

Berkshire Hathaway, Inc.
2.1% 8/14/19	250,000	251,899
3.0% 5/15/22 (Finance Corp.)	200,000	202,443

Boardwalk Pipelines LLC 5.75% 9/15/19	170,000	179,780

Boston Properties LP
5.875% 10/15/19	345,000	392,070
3.125% 9/01/23	115,000	111,989

Cinemark USA, Inc. 7.375% 6/15/21	310,000	328,988

DCP Midstream LLC
9.75% 3/15/19(c)	375,000	437,032
5.35% 3/15/20(c)	200,000	206,234

DCP Midstream Operating LP 2.5% 12/01/17	150,000	145,436

Dresser-Rand Group, Inc. 6.5% 5/01/21	265,000	286,465

Energy Transfer Partners LP 6.5% 7/15/21 (Regency Energy Partners)	450,000	476,438

Equity Commonwealth 5.875% 9/15/20	719,000	790,579

Express Scripts Holding Co.
7.25% 6/15/19	250,000	295,143
2.25% 6/15/19	250,000	248,208

Flint Hills Resources LLC (Petrologistics) 6.25% 4/01/20	95,000	102,048

Kinder Morgan, Inc. (Hiland Partners) 7.25% 10/01/20(c)	600,000	651,000

Markel Corp.
7.125% 9/30/19	125,000	146,410
4.9% 7/01/22	250,000	268,216
3.625% 3/30/23	150,000	148,086

Range Resources Corp. 6.75% 8/01/20	220,000	227,425

Rose Rock Midstream LP 5.625% 7/15/22	200,000	196,500

SemGroup Holdings LP 7.5% 6/15/21	155,000	162,750

Transocean Ltd 5.55% 12/15/16(d)	70,000	72,710

U.S. Bank, N.A. 2.282% 4/29/20 Floating Rate	225,000	225,487

Vornado Realty LP 2.5% 6/30/19	530,000	529,766

Wells Fargo & Co. 4.6% 4/01/21	400,000	438,524

Williams Partners LP (Access Midstream Partners) 6.125% 7/15/22	260,000	276,350
Total Corporate Bonds (Cost $8,413,953)		8,434,067

Corporate Convertible Bonds - 3.1%	$ Principal
	Amount	$ Value
Redwood Trust, Inc.
4.625% 4/15/18	475,000	457,782
5.625% 11/15/19(c)	150,000	144,281
Total Corporate Convertible Bonds (Cost $624,816)		602,063

Asset-Backed Securities - 6.6%(b)

California Republic Auto Receivables Trust (CRART)
2012-1 CL C — 3.0% 2020 (1.1 years)(c)	150,000	152,269

CarMax Auto Owner Trust (CARMX)
2011-2 CL C — 2.62% 2017 (0.2 years)	100,000	100,440

Credit Acceptance Auto Loan Trust (CAALT)
2013-2A CL B — 2.26% 2021 (1.5 years)(c)	180,000	181,342
2014-1A CL B — 2.29% 2022 (1.9 years)(c)	290,000	291,513

DT Auto Owner Trust (DTAOT)
2013-1A CL C — 2.73% 2019 (0.3 years)(c)	71,526	71,699

Flagship Credit Auto Trust (FCAT)
2013-2 CL A — 1.94% 2019 (0.6 years)(c)	46,995	47,239

Ford Credit Auto Owner Trust (FORDO)
2013-A CL D — 1.86% 2019 (2.3 years)	175,000	176,400

Santander Drive Auto Receivables Trust (SDART)
2011-3 CL C — 3.09% 2017 (0.0 years)	6,081	6,087
2014-1 CL D — 2.91% 2020 (2.0 years)	238,000	240,912
Total Asset-Backed Securities (Cost $1,263,940)		1,267,901

Commercial Mortgage-Backed Securities - 5.1%(b)

Redwood Commercial Mortgage Corp. (RCMC)
2012-CRE1 CL A — 5.62346% 2044 (1.0 years)(c)	346,021	353,914

Rialto Capital Management LLC (RIAL)
2014-LT6 CL A — 2.75% 2024 (0.3 years)(c)	78,239	78,243
2015-LT7 CL A — 3.0% 2032 (0.8 years)(c)	300,000	299,765

Varde / First City (VFCP)
2014-2 CL A — 2.75% 2030 (0.3 years)(c)	197,713	197,738
2015-3 CL A — 2.75% 2031 (0.7 years)(c)	66,405	66,364
Total Commercial Mortgage-Backed Securities (Cost $991,596)		996,024

Mortgage-Backed Securities - 3.1%(b)

Federal National Mortgage Association
Pass-Through Securities
932836 — 3.0% 2025 (3.7 years)	176,710	183,258

	$ Principal
	Amount
Non-Government Agency	or Shares	$ Value
Collateralized Mortgage Obligations
Oak Hills Advisors Residential Loan Trust (OHART)
2015-NPL1 CL A2 — 4.0% 2055 (2.0 years)(c)	150,000	146,282
2014-NPL2 CL A2 — 4.0% 2054 (2.6 years)(c)	150,000	149,323

Sunset Mortgage Loan Co. (SMLC)
2014-NPL2 CL A — 3.721% 2044 (1.0 years)(c)	113,938	113,510
		409,115
Total Mortgage-Backed Securities (Cost $587,042)		592,373

Taxable Municipal Bonds - 2.2%

Alderwood Water and Wastewater District, Washington, Water & Sewer Revenue,
Series B, 5.15% 12/01/25 (Cost $443,888)	400,000	432,856

U.S. Treasury Notes - 30.2%

U.S. Treasury Notes
1.375% 6/30/18	210,000	212,297
1.625% 3/31/19	210,000	212,526
1.625% 6/30/19	325,000	328,098
1.625% 8/31/19	110,000	110,894
2.125% 8/31/20	410,000	418,776
2.125% 1/31/21	210,000	213,495
2.0% 5/31/21	210,000	211,345
2.25% 7/31/21	875,000	891,611
2.0% 2/15/22	1,160,000	1,159,910
2.0% 2/15/23	850,000	840,770
2.75% 11/15/23	210,000	218,318
2.5% 5/15/24	1,000,000	1,017,188
Total U.S. Treasury Notes (Cost $5,814,372)		5,835,228

Common Stocks - 2.8%

Equity Commonwealth*	8,000	205,360
Monmouth Real Estate Investment Corp.	15,200	147,744
Redwood Trust, Inc.	12,000	188,400
Total Common Stocks (Cost $559,137)		541,504

Cash Equivalents - 2.4%

Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(a)	468,358	468,358
Total Cash Equivalents (Cost $468,358)		468,358
Total Investments in Securities (Cost $19,167,102)		19,170,374
Other Assets Less Other Liabilities - 0.9%		167,596
Net Assets - 100%		19,337,970
Net Asset Value Per Share - Investor Class		10.12
Net Asset Value Per Share - Institutional Class		10.12

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at June 30, 2015.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments
June 30, 2015

Corporate Bonds - 37.7%	$ Principal
	Amount	$ Value
ACI Worldwide, Inc. 6.375% 8/15/20(c)	250,000	264,063

ADT Corp. 2.25% 7/15/17	4,500,000	4,467,150

American Express Bank FSB 6.0% 9/13/17	2,500,000	2,733,923

American Express Co. 8.125% 5/20/19	1,000,000	1,214,036

American Express Credit Corp. 2.25% 8/15/19	11,042,000	11,067,076

Aon plc 3.5% 9/30/15(d)	5,000,000	5,029,905

American Realty Capital Properties Operating Partnership LP
2.0% 2/06/17	800,000	778,000
3.0% 2/06/19	1,570,000	1,493,463

Berkshire Hathaway, Inc.
2.1% 8/14/19	2,750,000	2,770,884
Finance Corp.
0.95% 8/15/16	4,000,000	4,009,056
1.6% 5/15/17	10,000,000	10,110,210
5.4% 5/15/18	5,000,000	5,547,820
2.0% 8/15/18	2,500,000	2,536,975
2.9% 10/15/20	3,000,000	3,092,400
4.25% 1/15/21	1,000,000	1,092,931

Boardwalk Pipelines LLC 5.75% 9/15/19	11,008,000	11,641,246

Boston Properties LP 5.875% 10/15/19	21,095,000	23,973,075

Cinemark USA, Inc. 7.375% 6/15/21	4,632,000	4,915,710

Comcast Corp.
4.95% 6/15/16	8,590,000	8,929,554
5.15% 3/01/20	3,000,000	3,379,137

DCP Midstream Operating LP 2.5% 12/01/17	10,250,000	9,938,154

Diageo Capital plc 4.85% 5/15/18(d)	3,941,000	4,274,231

eBay, Inc. 2.2% 8/01/19	3,000,000	2,989,356

Energy Transfer Partners LP (Regency Energy Partners LP) 6.5% 7/15/21	9,424,000	9,977,660

Equity Commonwealth
6.25% 6/15/17 (HRPT Properties Trust)	3,500,000	3,693,459
6.65% 1/15/18 (HRPT Properties Trust)	2,990,000	3,233,882
5.875% 9/15/20	8,000,000	8,796,424

Expedia, Inc. 7.456% 8/15/18	10,000,000	11,492,050

Express Scripts Holding Co.
7.25% 6/15/19	5,217,000	6,159,049
2.25% 6/15/19	8,955,000	8,890,820

FiServ, Inc. 3.125% 10/01/15	1,000,000	1,005,379

Flint Hills Resources LLC (Petrologistics) 6.25% 4/1/20	14,905,000	16,010,802

Flir Systems, Inc. 3.75% 9/01/16	12,848,000	13,174,249

	$ Principal
	Amount	$ Value
Ford Motor Credit Co. LLC
4.207% 4/15/16	10,000,000	10,229,330
2.145% 1/09/18	2,000,000	2,009,456

General Electric Capital Corp.
1.0% 9/23/15	11,992,000	12,010,959
2.25% 11/09/15	6,181,000	6,218,618

Goldman Sachs Group, Inc. 5.95% 1/18/18	4,000,000	4,398,704

JP Morgan Chase & Co.
2.6% 1/15/16	15,000,000	15,120,195
0.671% 11/21/16 (Bear Stearns) Floating Rate	15,000,000	14,991,900
6.3% 4/23/19	2,500,000	2,865,530

JP Morgan Chase Bank, N.A. 6.0% 7/05/17	5,000,000	5,439,115

Kinder Morgan, Inc. (Hiland Partners) 7.25% 10/01/20(c)	13,695,000	14,859,075

Laboratory Corp. of America Holdings 3.125% 5/15/16	1,250,000	1,270,968

Marathon Petroleum Corp. 3.5% 3/01/16	1,000,000	1,017,050

Markel Corp.
7.125% 9/30/19	11,859,000	13,890,198
5.35% 6/01/21	10,000,000	11,144,010
4.9% 7/01/22	3,850,000	4,130,530

McKesson Corp. 1.4% 3/15/18	8,815,000	8,724,778

MetLife Global Funding I
3.125% 1/11/16(c)	2,000,000	2,026,852
1.3% 4/10/17(c)	1,000,000	1,002,521
1.875% 6/22/18(c)	1,000,000	1,007,748

Mohawk Industries, Inc. 6.125% 1/15/16	20,149,000	20,678,516

Omnicom Group, Inc.
5.9% 4/15/16	7,000,000	7,256,949
6.25% 7/15/19	6,181,000	7,082,530

Outerwall, Inc. 6.0% 3/15/19	200,000	201,500

Penske Truck Leasing
2.5% 3/15/16(c)	9,945,000	10,016,246
3.75% 5/11/17(c)	5,000,000	5,175,375

Range Resources Corp. 6.75% 8/01/20	18,167,000	18,780,136

Republic Services, Inc. (Allied Waste) 3.8% 5/15/18	5,000,000	5,263,575

Safeway, Inc. 3.4% 12/01/16	1,752,000	1,756,906

SemGroup Holdings LP 7.5% 6/15/21	1,000,000	1,050,000

Time Warner, Inc. 3.15% 7/15/15	500,000	500,523

Transocean Ltd. 5.55% 12/15/16(d)	4,930,000	5,120,890

U.S. Bancorp 2.2% 11/15/16	4,250,000	4,324,086

	$ Principal
	Amount	$ Value
U.S. Bank, N.A. 2.282% 4/29/20 Floating Rate	25,829,000	25,884,920

Verizon Communications, Inc.
2.5% 9/15/16	7,370,000	7,491,789
1.35% 6/09/17	1,000,000	999,056
3.65% 9/14/18	2,000,000	2,105,162

Vornado Realty LP 2.5% 6/30/19	7,660,000	7,656,622

Washington Post Co. 7.25% 2/01/19	8,500,000	9,483,807

Wells Fargo & Co.
0.55585% 6/15/17 (Wachovia Bank) Floating Rate	5,000,000	4,984,975
4.6% 4/01/21	5,745,000	6,298,307

Williams Partners LP (Access Midstream Partners) 6.125% 7/15/22	4,953,000	5,264,474

Willis North America, Inc. 6.2% 3/28/17	14,477,000	15,506,879

WM Wrigley Jr. Co. 1.4% 10/21/16(c)	500,000	501,439

Yum! Brands, Inc. 4.25% 9/15/15	1,000,000	1,005,557
Total Corporate Bonds (Cost $504,323,422)		515,429,885

Corporate Convertible Bonds - 3.3%

Redwood Trust, Inc.
4.625% 4/15/18	32,350,000	31,177,312
5.625% 11/15/19(c)	14,850,000	14,283,844
Total Corporate Convertible Bonds (Cost $47,127,972)		45,461,156

Asset-Backed Securities - 2.2%(b)

Americredit Automobile Receivables Trust (AMCAR)
2013-5 CL A2A — 0.65% 2017 (0.0 years)	257,038	257,034

Cabela's Master Credit Card Trust (CABMT)
2011-2A CL A2 — 0.7855% 2019 Floating Rate (0.9 years)(c)	4,500,000	4,510,276
2012-2A CL A2 — 0.6655% 2020 Floating Rate (1.9 years)(c)	6,000,000	6,018,489

CPS Auto Receivables Trust (CPS)
2013-A CL A — 1.31% 2020 (1.4 years)(c)	1,832,741	1,828,511

Credit Acceptance Auto Loan Trust (CAALT)
2013-2A CL B — 2.26% 2021 (1.5 years)(c)	1,000,000	1,007,455

Flagship Credit Auto Trust (FCAT)
2013-2 CL A — 1.94% 2019 (0.6 years)(c)	1,926,792	1,936,810
2014-2 CL A — 1.43% 2019 (1.0 years)(c)	4,407,716	4,405,051

Prestige Auto Receivables Trust (PART)
2013-1A CL A2 — 1.09% 2018 (0.1 years)(c)	446,127	446,340
2014-1A CL A2 — 0.97% 2018 (0.5 years)(c)	1,938,239	1,940,000

Santander Drive Auto Receivables Trust (SDART)
2012-4 CL C — 2.94% 2017 (0.5 years)	7,766,951	7,843,685
Total Asset-Backed Securities (Cost $30,083,685)		30,193,651

Commercial Mortgage-Backed Securities - 4.6%(b)

NLY Commercial Mortgage Trust (NLY)
2014-FL1 CL B — 1.9356% 2030 Floating Rate (0.8 years)(c)	6,500,000	6,495,866

	$ Principal
	Amount	$ Value
Oaktree Real Estate Investments/Sabal (ORES)
2013-LV2 CL A — 3.081% 2025 (0.1 years)(c)	2,088,159	2,088,159
2014-LV3 CL A — 3.0% 2024 (0.2 years)(c)	12,272,484	12,272,484

Redwood Commercial Mortgage Corp. (RCMC)
2012-CRE1 CL A — 5.62346% 2044 (1.0 years)(c)	5,840,020	5,973,242

Rialto Capital Management LLC (RIAL)
2014-LT6 CL A — 2.75% 2024 (0.3 years)(c)	2,882,164	2,882,309
2015-LT7 CL A — 3.0% 2032 (0.8 years)(c)	12,200,000	12,190,448

TPG Opportunities Partners LP (TOPRE)
2013-LTR1 CL B — 4.25% 2028 (0.3 years)(c)	3,343,138	3,343,349

Varde / First City (VFCP)
2014-2 CL A — 2.75% 2030 (0.3 years)(c)	5,733,671	5,734,385
2014-2 CL B — 5.5% 2030 (0.7 years)(c)	3,000,000	3,000,933
2015-3 CL A — 2.75% 2031 (0.7 years)(c)	9,008,954	9,003,396
Total Commercial Mortgage-Backed Securities (Cost $62,846,974)		62,984,571

Mortgage-Backed Securities - 25.7%(b)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
2780 CL TE — 5.0% 2033 (0.0 years)	66,661	66,623
3562 CL KA — 4.0% 2022 (0.2 years)	222,972	223,817
2574 CL JM — 5.0% 2022 (0.2 years)	34,408	34,575
3544 CL KA — 4.5% 2023 (0.3 years)	186,115	187,845
3170 CL EA — 4.5% 2020 (0.3 years)	158,426	159,842
3815 CL AD — 4.0% 2025 (1.5 years)	740,618	773,647
3844 CL AG — 4.0% 2025 (1.6 years)	2,394,530	2,498,684
2952 CL PA — 5.0% 2035 (2.9 years)	1,136,040	1,214,501
4281 CL AG — 2.5% 2028 (3.0 years)	3,273,705	3,345,185
3649 CL BW — 4.0% 2025 (3.1 years)	4,292,351	4,556,895
3620 CL PA — 4.5% 2039 (3.4 years)	2,850,783	3,052,825
3842 CL PH — 4.0% 2041 (3.8 years)	2,669,757	2,859,543
3003 CL LD — 5.0% 2034 (3.9 years)	2,647,416	2,893,434
4107 CL LA — 2.5% 2031 (9.6 years)	6,957,721	6,518,452
4107 CL LW — 1.75% 2027 (10.8 years)	3,920,601	3,504,543
		31,890,411
Pass-Through Securities
EO1386 — 5.0% 2018 (1.2 years)	31,559	32,968
G18190 — 5.5% 2022 (2.4 years)	54,622	60,321
G13300 — 4.5% 2023 (2.5 years)	310,608	330,529
G18296 — 4.5% 2024 (2.7 years)	753,412	801,044
G18306 — 4.5% 2024 (2.7 years)	1,656,153	1,770,514
G13517 — 4.0% 2024 (2.9 years)	1,141,516	1,207,328
G18308 — 4.0% 2024 (2.9 years)	1,661,678	1,766,722
J13949 — 3.5% 2025 (3.5 years)	7,624,425	8,091,084
J14649 — 3.5% 2026 (3.6 years)	5,584,886	5,890,162
E02804 — 3.0% 2025 (3.6 years)	4,766,846	4,941,114
E02948 — 3.5% 2026 (3.7 years)	13,899,779	14,693,295
J16663 — 3.5% 2026 (3.7 years)	12,472,260	13,181,990
E03033 — 3.0% 2027 (3.9 years)	7,172,077	7,439,741
E03048 — 3.0% 2027 (3.9 years)	13,364,605	13,863,980
G01818 — 5.0% 2035 (4.0 years)	3,405,612	3,774,192
		77,844,984
Structured Agency Credit Risk Debt Notes
2013-DN1 CL M1 — 3.587% 2023 Floating Rate (1.6 years)	3,814,446	3,935,035

Interest Only Securities
3974 CL AI — 3.0% 2021 (1.7 years)	8,314,458	355,548
		114,025,978
Federal National Mortgage Association
Collateralized Mortgage Obligations
2009-44 CL A — 4.5% 2023 (0.6 years)	149,031	151,573

	$ Principal
	Amount	$ Value
2003-86 CL KT — 4.5% 2018 (0.8 years)	142,281	146,261
2003-9 CL DB — 5.0% 2018 (1.1 years)	166,501	173,092
2011-19 CL KA — 4.0% 2025 (1.4 years)	2,315,887	2,400,943
2010-145 CL PA — 4.0% 2024 (2.3 years)	1,616,599	1,704,880
2010-54 CL WA — 3.75% 2025 (2.6 years)	2,186,892	2,305,238
		6,881,987
Pass-Through Securities
256982 — 6.0% 2017 (1.0 years)	88,752	92,556
251787 — 6.5% 2018 (1.2 years)	4,363	5,012
357414 — 4.0% 2018 (1.2 years)	367,555	385,453
254907 — 5.0% 2018 (1.3 years)	124,945	130,863
MA0464 — 3.5% 2020 (1.9 years)	3,906,717	4,122,474
357985 — 4.5% 2020 (1.9 years)	151,901	159,307
888595 — 5.0% 2022 (2.1 years)	311,690	336,405
888439 — 5.5% 2022 (2.3 years)	278,583	303,109
AD0629 — 5.0% 2024 (2.3 years)	1,054,977	1,144,592
995960 — 5.0% 2023 (2.3 years)	893,701	968,589
AL0471 — 5.5% 2025 (2.4 years)	5,070,228	5,510,284
AE0031 — 5.0% 2025 (2.5 years)	1,541,201	1,677,197
995693 — 4.5% 2024 (2.6 years)	1,623,440	1,732,853
995692 — 4.5% 2024 (2.7 years)	1,340,570	1,427,488
995755 — 4.5% 2024 (2.8 years)	1,992,190	2,129,894
930667 — 4.5% 2024 (2.8 years)	1,220,213	1,303,143
AR8198 — 2.5% 2023 (2.8 years)	9,760,129	10,008,765
890112 — 4.0% 2024 (2.8 years)	1,083,264	1,146,885
MA0043 — 4.0% 2024 (2.9 years)	907,195	960,733
AA4315 — 4.0% 2024 (2.9 years)	2,189,478	2,318,855
MA1502 — 2.5% 2023 (2.9 years)	8,279,425	8,489,674
AA5510 — 4.0% 2024 (2.9 years)	489,174	518,044
931739 — 4.0% 2024 (3.0 years)	554,751	587,672
AD7073 — 4.0% 2025 (3.2 years)	1,783,627	1,906,805
AH3429 — 3.5% 2026 (3.5 years)	25,442,978	26,984,062
AB1769 — 3.0% 2025 (3.7 years)	4,425,506	4,598,143
AB2251 — 3.0% 2026 (3.8 years)	5,141,590	5,345,628
555531 — 5.5% 2033 (3.9 years)	5,981,272	6,748,122
AB3902 — 3.0% 2026 (4.0 years)	3,479,780	3,614,773
AK3264 — 3.0% 2027 (4.0 years)	8,682,052	9,019,006
AB4482 — 3.0% 2027 (4.0 years)	7,992,353	8,302,404
725232 — 5.0% 2034 (4.1 years)	525,383	583,095
995112 — 5.5% 2036 (4.1 years)	2,658,037	2,995,936
MA0587 — 4.0% 2030 (4.4 years)	8,633,806	9,221,545
		124,779,366
		131,661,353

Government National Mortgage Association
Interest Only Securities
2009-31 CL PI — 4.5% 2037 (1.1 years)	2,359,153	86,458
2012-61 CL BI — 4.5% 2038 (2.3 years)	694,290	58,401
2010-66 CL IO — 0.55846% 2052 Floating Rate (5.1 years)	28,649,191	623,034
		767,893
Pass-Through Securities
G2 5255 — 3.0% 2026 (4.0 years)	16,165,926	16,906,865
		17,674,758

Non-Government Agency
Collateralized Mortgage Obligations
Bayview Opportunity Master Fund IIa Trust (BOMFT)
2014-18NPL CL A — 3.2282% 2034 (1.0 years)(c)	7,355,857	7,391,776

Citigroup Mortgage Loan Trust, Inc. (CMLTI)
2014-A CL A — 4.0% 2035 (2.3 years)(c)	4,146,358	4,333,686

J.P. Morgan Mortgage Trust (JPMMT)
2014-2 CL 2A2 — 3.5% 2029 (3.0 years)(c)	7,359,718	7,608,597
2014-5 CL A1 — 3.0% 2029 (5.8 years)(c)	12,936,183	13,230,915

	$ Principal
	Amount
	or Shares	$ Value
Oak Hill Advisors Residential Loan Trust (OHART)
2015-NPL1 CL A1 — 3.4749% 2055 (0.9 years)(c)	11,222,968	11,255,346
2014-NPL1 CL A — 2.8828% 2054 (1.0 years)(c)	4,113,055	4,131,346
2014-NPL2 CL A1 — 3.3517% 2054 (1.4 years)(c)	7,368,340	7,416,993

Selene Non-Performing Loans LLC (SNPL)
2014-1A CL A — 2.9814% 2054 (1.2 years)(c)	1,634,397	1,623,708

Sequoia Mortgage Trust (SEMT)
2011-1 CL A1 — 4.125% 2041 (0.7 years)	504,432	509,879
2012-2 CL A2 — 3.5% 2042 (0.7 years)	1,997,684	2,024,181
2010-H1 CL A1 — 2.02267% 2040 Variable Rate (1.2 years)	640,641	636,638
2012-4 CL A1 — 3.5% 2042 (2.7 years)	6,607,748	6,652,661
2013-4 CL A3 — 1.55% 2043 (2.7 years)	11,982,835	11,650,119
2012-1 CL 1A1 — 2.865% 2042 (5.2 years)	3,775,932	3,797,444

Stanwich Mortgage Loan Co. (STWH)
2013-NPL2 CL A — 3.2282% 2059 (0.9 years)(c)	3,460,231	3,422,169

Sunset Mortgage Loan Co. (SMLC)
2014-NPL2 CL A — 3.721% 2044 (1.0 years)(c)	1,548,039	1,542,218

Washington Mutual, Inc. (WAMU)
2003-S7 CL A1 — 4.5% 2018 (0.1 years)	56,241	56,854
		87,284,530
Total Mortgage-Backed Securities (Cost $345,002,148)		350,646,619

Taxable Municipal Bonds - 0.4%

Los Angeles, California Cmty Dev 6.0% 9/01/15	1,220,000	1,230,992

Omaha, Nebraska Public Facilities Corp.,
Lease Revenue, Series B, Refunding
4.588% 6/01/17	815,000	862,156
4.788% 6/01/18	1,000,000	1,082,810

Iowa State University Revenue 5.8% 7/01/22	1,335,000	1,521,486
Total Taxable Municipal Bonds (Cost $4,371,022)		4,697,444

U.S. Treasury Notes - 21.3%

U.S. Treasury Notes
0.25% 12/31/15	25,000,000	25,015,625
0.375% 1/15/16	40,000,000	40,059,360
0.375% 2/15/16	55,000,000	55,073,040
0.875% 11/30/16	20,000,000	20,118,760
0.875% 1/31/17	25,000,000	25,140,625
0.75% 6/30/17	20,000,000	20,040,620
0.875% 1/31/18	20,000,000	20,006,240
1.375% 6/30/18	25,000,000	25,273,450
1.25% 1/31/19	15,000,000	15,005,865
1.625% 6/30/19	10,000,000	10,095,310
2.125% 8/31/20	15,000,000	15,321,090
2.0% 11/30/20	20,000,000	20,251,560
Total U.S. Treasury Notes (Cost $289,377,812)		291,401,545

Common Stocks - 2.0%

Equity Commonwealth*	250,000	6,417,500
National CineMedia, Inc.	511,301	8,160,364
Redwood Trust, Inc.	813,894	12,778,136
Total Common Stocks (Cost $24,154,270)		27,356,000

Cash Equivalents - 2.2%
	Shares	$ Value
Wells Fargo Advantage Government Money
Market Fund - Institutional Class 0.01%(a)	29,966,341	29,966,341
Total Cash Equivalents (Cost $29,966,341)		29,966,341
Total Investments in Securities (Cost $1,337,253,646)		1,358,137,212
Other Assets Less Other Liabilities — 0.6%		7,835,797
Net Assets - 100%		1,365,973,009
Net Asset Value Per Share - Investor Class		12.36
Net Asset Value Per Share - Institutional Class		12.38

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at June 30, 2015.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Foreign domiciled corporation.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments
June 30, 2015

Municipal Bonds - 94.8%
	% of Net	$ Principal
	Assets	Amount	$ Value
Arizona	1.4
Maricopa County, General Obligation, Peoria Unified
School District No. 11, Series 2006, 5.0%, 7/01/24,
Pre-Refunded 7/01/16 @ 100		950,000	993,786

Florida	4.6
Greater Orlando, Aviation Authority, Revenue,
Series 2009A, AMT, 6.0%, 10/01/16		1,000,000	1,067,670

Miami, Dade County, Aviation Revenue,
Series 2010A, 4.25%, 10/01/18		1,000,000	1,094,470

Orlando Utilities Commission, Utility System Revenue,
Refunding, Series 2006, 5.0%, 10/01/17		1,000,000	1,059,330
			3,221,470
Illinois	0.5
Cook, Kane, Lake and McHenry Counties and State of Illinois,
General Obligation, Community College District No. 512,
Series 2009A, 5.0%, 12/01/23		100,000	111,269

Illinois Finance Authority, Revenue, Series 2009A,
Northwestern Memorial Hospital, 5.0%, 8/15/17		245,000	265,813
			377,082
Iowa	0.9
Cedar Rapids Community School District, Infrastructure Sales,
Services and Use Tax Revenue, Series 2011, 4.0%, 7/01/20,
Pre-Refunded 7/01/17 @ 100		600,000	638,070

Nebraska	82.1
Adams County, Hospital Authority #1, Revenue, Mary
Lanning Memorial Hospital Project, Radian Insured
4.25%, 12/15/16		250,000	261,475
4.4%, 12/15/17		250,000	267,692

Chadron, Revenue, Storm Water Sewer Improvement, Bond Antiicipation
Notes, Series 2015, 0.4%, 12/15/15		300,000	299,961

Cornhusker Public Power District, Electric System Revenue, Refunding
Series 2010, 2.4%, 7/01/17		400,000	400,936
Series 2014, 2.25%, 7/01/22		260,000	261,001

Dawson Public Power District, Electric Revenue, Series 2010B
2.25%, 12/15/17		125,000	125,741
2.75%, 12/15/19		100,000	100,569

Douglas County, Educational Facility Revenue,
Creighton University Project, Refunding, Series 2010A
5.0%, 7/01/16		430,000	445,712
5.6%, 7/01/25		400,000	457,472

Douglas County, General Obligation, Refunding,
Series 2011B, 3.0%, 12/15/19		1,155,000	1,189,812

Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health - Immanuel, AMBAC Insured, 5.125%, 9/01/17		160,000	160,203

	$ Principal
	Amount	$ Value
Douglas County, Hospital Authority #2, Revenue,
Boys Town Project, Series 2008, 4.75%, 9/01/28	500,000	535,795
Nebraska Medical Center Project, Series 2003,
5.0%, 11/15/15	295,000	300,086
Refunding, Children's Hospital Obligated Group, Series 2008B
4.5%, 8/15/15	230,000	231,138
5.25%, 8/15/20	1,000,000	1,072,550
5.5%, 8/15/21	815,000	880,224
5.5%, 8/15/21, Pre-Refunded 8/15/17 @ 100	615,000	673,665

Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System
Series 2008, 5.5%, 11/01/18, Escrowed to Maturity(c)	330,000	360,805
Series 2015
4.0%, 11/01/19	110,000	119,090
5.0%, 11/01/20	100,000	113,534
5.0%, 11/01/21	100,000	113,838
5.0%, 11/01/22	250,000	285,312

Fremont, Combined Utility Revenue, Series 2014B,
3.0%, 7/15/21	370,000	390,417

Hastings, Combined Utility Revenue, Refunding, Series 2012
2.0%, 10/15/16	320,000	325,738
2.0%, 10/15/17	430,000	439,929

Lancaster County, Hospital Authority #1, Revenue,
Refunding, Bryan LGH Medical Center Project
Series 2006
4.0%, 6/01/19	300,000	305,970
4.25%, 6/01/22	235,000	238,269
Series 2008A
5.0%, 6/01/16	500,000	517,215
5.0%, 6/01/17	500,000	531,545

Lincoln-Lancaster County, Public Building Commission,
Lease Revenue, Refunding, Series 2015
0.3%, 12/01/15	840,000	840,538
3.0%, 12/01/19	750,000	804,180

Lincoln, Airport Authority, Revenue,
Tax-Exempt 2014 Series C
2.0%, 7/01/17	185,000	188,881
2.0%, 7/01/18	185,000	189,242
2.0%, 7/01/19	190,000	194,049
2.0%, 7/01/21	195,000	194,786

Lincoln, Certificates of Participation, Series 2010A,
2.4%, 3/15/17	395,000	396,394

Lincoln, Educational Facilities, Revenue, Refunding,
Nebraska Wesleyan University Project, Series 2012
2.25%, 4/01/19	645,000	661,396
2.5%, 4/01/21	925,000	938,422

Lincoln, Electric System Revenue, Refunding
Series 2007B, 5.0%, 9/01/18	1,000,000	1,054,510
Series 2012, 5.0%, 9/01/21	1,000,000	1,183,460

	$ Principal
	Amount	$ Value
Lincoln, General Obligation, Highway Allocation Fund,
4.0%, 5/15/23	1,000,000	1,045,730

Lincoln, Parking Revenue, Refunding, Series 2011,
3.25%, 8/15/18	440,000	467,623

Lincoln, Sanitary Sewer Revenue, Refunding, Series 2012,
1.5%, 6/15/17	440,000	446,402

Lincoln, General Obligation, West Haymarket Joint Public Agency,
Series 2011, 5.0%, 12/15/26	300,000	352,011

Municipal Energy Agency of Nebraska, Power Supply
System Revenue, Refunding
2009 Series A, BHAC Insured, 5.0%, 4/01/20	500,000	561,965
2012 Series A, 5.0%, 4/01/18	100,000	110,388
2013 Series A, 4.0%, 4/01/17	250,000	264,165

Nebraska Investment Financial Authority, Revenue, Drinking Water
State Revolving Fund, Series 2010A, 4.0%, 7/01/25,
Pre-Refunded 7/01/17 @ 100	750,000	797,588

Nebraska Investment Financial Authority, Homeownership
Revenue, 2011 Series A, 2.4%, 9/01/17	385,000	395,333

Nebraska Public Power District, Revenue
2005 Series A, 5.0%, 1/01/18, Pre-Refunded 7/01/15 @ 100	200,000	200,026
2007 Series B, 5.0%
1/01/20	300,000	324,591
1/01/20, Pre-Refunded 7/01/17 @ 100	95,000	102,991
1/01/21	1,340,000	1,448,902
1/01/21, Pre-Refunded 7/01/17 @ 100	410,000	444,489
2008 Series B, 5.0%, 1/01/19, Pre-Refunded 1/01/18 @ 100	250,000	274,853
2010 Series C, 4.25%, 1/01/17	500,000	526,950
2012 Series A
4.0%, 1/01/21	500,000	553,790
5.0%, 1/01/21	500,000	580,055
2012 Series B, 3.0%, 1/01/24	1,000,000	1,029,170
2012 Series C, 5.0%
1/01/19, Pre-Refunded 1/01/18 @ 100	500,000	549,705
1/01/25	750,000	816,758
2015 Series A-2, 5.0%, 1/01/24	250,000	289,573

Nebraska State Colleges Facility Corp., Deferred
Maintenance Revenue, MBIA Insured
4.25%, 7/15/15	405,000	405,660
5.0%, 7/15/16	200,000	208,966
4.0%, 7/15/17	200,000	206,196

North Platte, Sewer System Revenue, Refunding, Series 2015,
3.0%, 6/15/24	250,000	253,158

Ogallala, General Obligation, Street Improvement Bond,
Series 2014, 0.45%, 11/15/15	250,000	250,005

Omaha Convention Hotel Corp., Revenue, Convention
Center Hotel, First Tier, Refunding, Series 2007, AMBAC
Insured, 5.0%, 2/01/20	600,000	635,358

Omaha-Douglas County, General Obligation, Public Building
Commission, Series 2014, 5.0%, 5/01/26	725,000	851,005

Omaha, General Obligation, Refunding, Series 2008
5.0%, 6/01/20	350,000	388,735
5.25%, 10/15/19	250,000	282,400

	$ Principal
	Amount	$ Value
Omaha, Public Facilities Corp., Lease Revenue
Omaha Baseball Stadium Project
Series 2009
4.125%, 6/01/25(b)	250,000	263,568
5.0%, 6/01/23	770,000	866,512
Series 2010, 4.125%, 6/01/29	650,000	675,948
Rosenblatt Stadium Project, Series C
3.9%, 10/15/17, Pre-Refunded 10/15/16 @ 100	235,000	245,197
3.95%, 10/15/18, Pre-Refunded 10/15/16 @ 100	240,000	250,570

Omaha Public Power District
Electric System Revenue
2007 Series A, 4.1%, 2/01/19, Pre-Refunded 2/01/17 @ 100	1,000,000	1,054,180
2012 Series A, 5.0%, 2/01/24	2,000,000	2,334,440
2015 Series B, 5.0%, 2/01/18	1,500,000	1,657,365
Electric System Subordinated Revenue
2006 Series B, FGIC Insured, 4.75%, 2/01/36,
Pre-Refunded 2/01/16 @ 100	1,000,000	1,025,980
Separate Electric System Revenue
2015 Series A, 5.0%, 2/01/19	500,000	564,165

Omaha, Sanitary Sewerage System Revenue, Series 2014
5.0%, 11/15/17	500,000	548,685
5.0%, 11/15/22	200,000	239,000

Papillion-La Vista, General Obligation, Sarpy County
School District #27
Refunding, Series 2009A, 3.15%, 12/01/17	930,000	948,005
Series 2009, 5.0%, 12/01/28	500,000	552,300

Papio-Missouri River Natural Resources District, General
Obligation, Flood Protection and Water Quality Enhancement
Series 2013
3.0%, 12/15/16	400,000	413,724
3.0%, 12/15/17	385,000	404,073
3.0%, 12/15/18	500,000	523,810
Series 2013B, 5.0%, 12/15/19	400,000	443,272
Series 2015
2.0%, 12/15/20	100,000	100,422
2.25%, 12/15/21	100,000	99,510
4.0%, 12/15/24	100,000	107,107
4.0%, 12/15/25	100,000	106,252

Public Power Generation Agency, Revenue, Whelan Energy
Center Unit 2
2007 Series A, Pre-Refunded 1/01/17 @ 100
AGC-ICC AMBAC Insured, 5.0%, 1/01/19	1,260,000	1,342,026
AMBAC Insured, 5.0%, 1/01/18	750,000	798,825
AMBAC Insured, 5.0%, 1/01/26	800,000	852,080
2015 Series A, 5.0%, 1/01/18	250,000	273,420

Sarpy County, Recovery Zone Facility Certificates of
Participation, Series 2010
2.35%, 12/15/18	155,000	160,809
2.6%, 12/15/19	135,000	141,616

Southern Nebraska Public Power District, Electric System Revenue,
AMBAC Insured, 4.625%, 9/15/21, Pre-Refunded 3/15/16 @ 100	1,000,000	1,030,320

University of Nebraska, Facilities Corp.
Deferred Maintenance Revenue,
Series 2006, 5.0%, 7/15/18	830,000	870,247
Lease Rental Revenue, NCTA Education Center/Student
Housing Project, Series 2011, 3.75% 6/15/19	285,000	310,667

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
University of Nebraska, University Revenue
Kearney Student Fees and Facilities, Series 2006
4.75%, 7/01/25, Pre-Refunded 1/01/16 @ 100		330,000	337,405
Lincoln Parking Project, Refunding
Series 2005
4.0%, 6/01/17		1,070,000	1,073,167
4.5%, 6/01/20		500,000	501,710
Series 2013, 2.0%, 6/01/16		310,000	314,709
Lincoln Student Fees and Facilities, Series 2015A
2.0%, 7/01/18		400,000	410,724
2.0%, 7/01/19		600,000	614,910
Omaha Health & Recreation Project
4.05%, 5/15/19		390,000	420,778
5.0%, 5/15/33		700,000	760,053
Omaha Student Facilities Project, Series 2007
5.0%, 5/15/27		800,000	854,824
			57,608,468
North Dakota	1.2
Grand Forks, Sales Tax Revenue, Refunding, Series 2005A,
5.0%, 12/15/21		795,000	811,941

Tennessee	1.1
Memphis, General Obligation, General Improvement,
Series 2006A, 5.0%, 11/01/19, Pre-Refunded 11/01/15 @ 100		720,000	731,491

Texas	1.9
Harris County, Tax and Subordinate Lien Revenue,
Refunding, Series 2009C, 5.0%, 8/15/23		110,000	125,448

San Antonio, General Obligation, Refunding, Series 2010,
5.0%, 2/01/19		1,195,000	1,228,376
			1,353,824
Virginia	1.1
Chesterfield County, General Obligation, Refunding,
Series 2005B, 5.0%, 1/01/17		755,000	758,020
Total Municipal Bonds (Cost $64,807,336)			66,494,152

Cash Equivalents - 4.5%

Wells Fargo Advantage Tax-Free Money Market
Fund - Institutional Class 0.01%(a)		3,165,480	3,165,480
Total Cash Equivalents (Cost $3,165,480)			3,165,480
Total Investments in Securities (Cost $67,972,816)			69,659,632
Other Assets Less Other Liabilities - 0.7%			486,323
Net Assets - 100%			70,145,955
Net Asset Value Per Share			10.12

(a) Rate presented represents the annualized 7-day yield at June 30, 2015.
(b) Security designated to cover an unsettled bond purchase.
(c) Annual sinking fund.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

GOVERNMENT MONEY MARKET FUND

Schedule of Investments
June 30, 2015

U.S. Treasury - 88.9%†
	$ Principal
	Amount
	or Shares	$ Value
U.S. Treasury Bills
0.03% 8/20/15	35,000,000	34,998,396
0.01% 9/03/15	55,000,000	54,999,289

Total U.S. Treasury		89,997,685

Money Market Funds - 11.1%

Wells Fargo Advantage Money Market Funds
Government - Institutional Class 0.01%(a)	11,218,102	11,218,102
100% Treasury - Service Class 0.00%(a)	52,556	52,556
Total Money Market Funds		11,270,658
Total Investments in Securities (Cost $101,268,343)		101,268,343
Other Liabilities in Excess of Other Assets - 0.0%		(828)
Net Assets - 100%		101,267,515
Net Asset Value Per Share		1.00

† Interest rates presented represent the yield to maturity at the date of purchase.
(a) Rate presented represents the annualized 7-day yield at June 30, 2015.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

Notes to Schedules of Investments (Unaudited):

(1)   Valuation of Investments

Investments are carried at value determined using the following valuation methods:

• Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

• Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

• Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices, if available.

• The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

• The value of a traded option is the last sales price at which such option is traded or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

• Money market funds are valued at the quoted net asset value.  Short-term securities are valued at amortized cost, which approximates current value.

• The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

• Investment securities held by the Government Money Market Fund are carried at amortized cost, which approximates market value.  Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

The Trust has established a Pricing Committee, composed of officers and employees of Weitz Investment Management, Inc. to supervise the daily valuation process.  The Board of Trustees has also established a Valuation Committee, composed of the independent Trustees, to oversee the Pricing Committee and the valuation process.  The Pricing Committee provides oversight of the approved procedures, evaluates the effectiveness of the pricing policies and reports to the Valuation Committee of the Board of Trustees.  When determining the reliability of third party pricing information, the Pricing Committee, among other things, monitors the daily change in prices and reviews transactions among market participants.

(2)  Significant Accounting Policies Relating to Options and Securities Sold Short

The Funds, except for the Government Money Market Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.

The Funds, except for the Government Money Market Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.

The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.

The Funds, except for the Government Money Market Fund, may engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value.  A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund realizes a gain if the price of the security declines between those dates.

(3)   Securities Transactions

Securities transactions are accounted for on the date the securities are purchased or sold (trade date).

The cost of investments is the same for financial reporting and Federal income tax purposes for the Value, Core Plus Income, Short-Intermediate Income, Nebraska Tax-Free Income and Government Money Market Funds.  The cost of investments for Federal income tax purposes for the Partners Value, Partners III Opportunity, Research, Hickory and Balanced Funds is $786,051,051; $722,539,066; $23,661,882; $315,708,372 and $101,426,288, respectively.

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Partners III Opportunity	Research	Hickory	Balanced	Core Plus Income	Short- Intermediate Income	Nebraska Tax-Free Income
Appreciation	$314,928,765	$265,950,329	$301,857,347	$3,265,244	$119,252,330	$13,757,201	$92,305	$28,858,100	$1,757,853
Depreciation	(22,464,340)	(29,310,425)	(29,649,259)	(1,546,749)	(20,493,379)	(2,139,364)	(89,033)	(7,974,534)	(71,037)
Net	$292,464,425	$236,639,904	$272,208,088	$1,718,495	$98,758,951	$11,617,837	$3,272	$20,883,566	$1,686,816

(4)   Illiquid and Restricted Securities

The Funds own certain securities that have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted.  Such securities have been valued at fair value in accordance with the procedures described above.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material.  Illiquid and/or restricted securities owned at June 30, 2015, include the following:

	Acquisition Date	Partners III Opportunity	Hickory
Intelligent Systems Corp.	12/03/91	$2,899,379	$-
LICT Corp.	9/09/96	-	2,228,509
Total cost of illiquid and/or restricted securities		$2,899,379	$2,228,509
Value at 6/30/15		$6,741,900	$5,427,000
Percent of net assets at 6/30/15		0.7%	1.3%

(5) Option Transactions

Derivative positions open at June 30, 2015, are summarized as follows:

Gross Notional
		Fair Value at June 30, 2015		Amt Outstanding
Fund	Type of Derivative	Asset Derivatives	Liability Derivatives	June 30, 2015
Partners III Opportunity	Equity call options written	$ -	$ (495,000)	$ 7,250,000

(6)  Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Partners III Opportunity
Name of Issuer	Number of Shares Held March 31, 2015	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2015	Value June 30, 2015	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.*	2,270,000	-	-	2,270,000	$6,741,900	$-	$-
* Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.

(7)  Concentration of Credit Risk

Approximately 82% of the Nebraska Tax-Free Income Fund’s net assets are in obligations of political subdivisions of the State of Nebraska which are subject to the credit risk associated with the non-performance of such issuers.

(8)  Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities);

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

•
Equity securities.  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

•
Corporate and Municipal bonds.  The fair values of corporate and municipal bonds are estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

•
Asset-backed securities.  The fair values of asset-backed securities (including non-government agency mortgage-backed securities and interest-only securities) are generally estimated based on models that consider the estimated cash flows of each tranche of the entity, a benchmark yield and an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  Certain securities are valued principally using dealer quotations.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized as Level 3.

•
U.S. Government securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

•
U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities and mortgage pass-through certificates.  Mortgage-backed securities are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

•
Restricted and/or illiquid securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

•
Derivative instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Funds’ assets and liabilities carried at fair value.  The Schedule of Investments for each Fund provides a detailed breakdown of each category.

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$887,012,820	$-	$-	$887,012,820
Cash equivalents	201,817,906	-	-	201,817,906
Total investments in securities	$1,088,830,726	$-	$-	$1,088,830,726

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$839,598,662	$-	$-	$839,598,662
Cash equivalents	183,092,293	-	-	183,092,293
Total investments in securities	$1,022,690,955	$-	$-	$1,022,690,955

Partners III Opportunity
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$939,723,814	$6,741,900	$-	$946,465,714
Cash equivalents	48,281,440	-	-	48,281,440
Total investments in securities	$988,005,254	$6,741,900	$-	$994,747,154
Liabilities:
Securities sold short	$(273,124,500)	$-	$-	$(273,124,500)
Options written	-	(495,000)	-	(495,000)

Research
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$21,788,512	$-	$-	$21,788,512
Cash equivalents	3,591,865	-	-	3,591,865
Total investments in securities	$25,380,377	$-	$-	$25,380,377

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$343,438,483	$5,427,000	$-	$348,865,483
Cash equivalents	65,601,840	-	-	65,601,840
Total investments in securities	$409,040,323	$5,427,000	$-	$414,467,323

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common stocks	$58,317,210	$-	$-	$58,317,210
Corporate bonds	-	9,619,902	-	9,619,902
Corporate convertible bonds	-	961,875	-	961,875
Asset-backed securities	-	501,142	-	501,142
Commercial mortgage-backed
securities	-	1,003,131	-	1,003,131
Mortgage-backed securities	-	3,939,963	-	3,939,963
U.S. treasury notes	-	23,549,727	-	23,549,727
Cash equivalents	15,151,175	-	-	15,151,175
Total investments in securities	$73,468,385	$39,575,740	$-	$113,044,125

Core Plus Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Corporate bonds	$-	$8,434,067	$-	$8,434,067
Corporate convertible bonds	-	602,063	-	602,063
Asset-backed securities	-	1,267,901	-	1,267,901
Commercial mortgage-backed securities	-	996,024	-	996,024
Mortgage-backed securities	-	592,373	-	592,373
Taxable municipal bonds	-	432,856	-	432,856
U.S. treasury notes	-	5,835,228	-	5,835,228
Common stocks	541,504	-	-	541,504
Cash equivalents	468,358	-	-	468,358
Total investments in securities	$1,009,862	$18,160,512	$-	$19,170,374

Short-Intermediate Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Corporate bonds	$-	$515,429,885	$-	$515,429,885
Corporate convertible bonds	-	45,461,156	-	45,461,156
Asset-backed securities	-	30,193,651	-	30,193,651
Commercial mortgage-backed securities	-	62,984,571	-	62,984,571
Mortgage-backed securities	-	350,646,619	-	350,646,619
Taxable municipal bonds	-	4,697,444	-	4,697,444
U.S. treasury notes	-	291,401,545	-	291,401,545
Common stocks	27,356,000	-	-	27,356,000
Cash equivalents	29,966,341	-	-	29,966,341
Total investments in securities	$57,322,341	$1,300,814,871	$-	$1,358,137,212

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Municipal bonds	$-	$66,494,152	$-	$66,494,152
Cash equivalents	3,165,480	-	-	3,165,480
Total investments in securities	$3,165,480	$66,494,152	$-	$69,659,632

Government Money Market
	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
U.S. treasury	$89,997,685	$-	$-	$89,997,685
Money market funds	11,270,658	-	-	11,270,658
Total investments in securities	$101,268,343	$-	$-	$101,268,343

For transfers between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the transfer.  During the three months ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3.

During the three months ended June 30, 2015, there were no assets in which significant unobservable inputs (Level 3) were used.

For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:       /s/ Wallace R. Weitz
  Wallace R. Weitz

President (Principal Executive Officer)

Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Kenneth R. Stoll
Kenneth R. Stoll

Principal Financial Officer

Date: